Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 92.4%

California — 80.0%
Cabrillo Community College District, General Obligation Bonds
Series A
4.000%, due 8/1/32	$500,000	$528,750
California Community Choice Financing Authority, Revenue Bonds
4.000%, due 10/1/52(a),(b)	1,000,000	997,302
Series A1
4.000%, due 5/1/53(a),(b)	2,000,000	1,994,583
California Community Housing Agency, Revenue Bonds
Series A
5.000%, due 4/1/49	500,000	415,027
California Municipal Finance Authority, Revenue Bonds
4.000%, due 7/15/29	500,000	495,551
Series A
4.125%, due 10/1/41(a),(b)	1,000,000	1,004,264
California Public Finance Authority, Revenue Bonds
Series A
4.000%, due 7/15/36	500,000	515,814
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	238,273
Series B Insured: AGM
5.000%, due 6/1/32	200,000	238,273
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	616,687
5.000%, due 9/2/43	725,000	760,480
City of Victorville CA Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/1/38	1,000,000	1,100,637
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	814,035
East Bay Municipal Utility District Water System Revenue, Revenue Bonds
Series A
4.000%, due 6/1/33	1,000,000	1,014,194
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	745,924
Kern County Water Agency Improvement District No 4, Revenue Bonds
Series A Insured: AGM
5.000%, due 5/1/28	500,000	529,383
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
5.000%, due 6/1/32	500,000	532,186
Modesto Irrigation District, Revenue Bonds
Series A
5.000%, due 10/1/40	1,000,000	1,030,864
Mount Diablo Unified School District, General Obligation Bonds
Series B
4.000%, due 8/1/29	1,000,000	1,068,618
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.000%, due 3/1/29	$1,000,000	$1,078,274
Orange County Sanitation District, Revenue Bonds
Series A
5.000%, due 2/1/30	500,000	509,152
Ravenswood City School District, General Obligation Bonds
Insured: AGM
5.250%, due 8/1/45	1,000,000	1,108,301
River Islands Public Financing Authority, Special Tax
Series A1 Insured: AGM
5.000%, due 9/1/30	350,000	398,996
5.000%, due 9/1/42	500,000	550,300
Sacramento City Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/30	655,000	757,087
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.000%, due 7/1/33	1,000,000	1,100,396
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series A
5.500%, due 5/1/28	1,000,000	1,001,054
San Jose Evergreen Community College District, General Obligation Bonds
Series B
4.000%, due 9/1/31	955,000	1,018,169
San Juan Unified School District, General Obligation Bonds
Series N
4.000%, due 8/1/31	1,000,000	1,031,065
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	483,544
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/30	1,210,000	1,218,778
		24,895,961
Guam — 9.5%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/33	1,000,000	1,043,722
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	594,132
Series F
5.000%, due 1/1/30	1,250,000	1,307,051
		2,944,905
Puerto Rico — 2.9%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	232,667
5.375%, due 7/1/25	500,326	511,750
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(a),(b)	106,795	34,174

See notes to financial statements

Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Puerto Rico (continued)
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	$120,000	$120,130
		898,721
Total Municipal Bonds
(Cost $28,531,205)		28,739,587

	Shares

Short-Term Investment — 7.4%

Money Market Fund — 7.4%

Dreyfus Tax Exempt Cash Management - Institutional, 3.58%(c)
(Cost $2,308,057)	2,308,288	2,308,057

Total Investments — 99.8%
(Cost $30,839,262)		31,047,644
Other Assets and Liabilities, Net — 0.2%		54,812
Net Assets — 100.0%		$31,102,456

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2023.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Reflects the 7-day yield at July 31, 2023.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
IBC	- Insured Bond Certificate
NATL	- National Public Finance Guarantee Corp.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$28,739,587	$—	$28,739,587
Short-Term Investment:
Money Market Fund	2,308,057	—	—	2,308,057
Total Investments in Securities	$2,308,057	$28,739,587	$—	$31,047,644

(d)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

See notes to financial statements